Consolidated Statements Of Comprehensive Income (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Components Of Other Comprehensive Income/(Loss) [Abstract]
Fair value adjustments on securities available-for-sale arising during the period, Tax Benefit/(Expense)	$ 41,935	$ 7,397	$ (14,119)
Adjustment for net (gain)/loss on securities available-for-sale included in Net income/(loss), Tax (Benefit)/Expense	(174)	128	301
Net actuarial gain/(loss) arising during the period, Tax Benefit/(Expense)	(31,392)	17,906	23,337
Prior service credit/(cost) arising during period, Tax Benefit/(Expense)	(4,115)	0	0
Amortization of prior service cost, transition asset/obligation, and net actuarial gain/(loss) included in net periodic benefit cost, Tax Benefit/(Expense)	$ (3,887)	$ (15,031)	$ (8,253)